Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On December 14, 2022, we filed a registration statement on Form S-1 (File No. 333-268799) (as amended on January 26, 2023, the “Registration Statement”) which registered for resale up to 24,616,551 shares of our Class A common stock held by the selling securityholders named therein. The Registration Statement was declared effective by the SEC on February 1, 2023. This post-effective amendment is being filed to include certain information, including information from our Annual Report on Form 10-K for the year ended December 31, 2022 that was filed on March 23, 2023 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Rubicon Technologies, Inc.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Main Street,
Entity Address, Address Line Two	Suite #610
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	844
Local Phone Number	479-1507
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false